Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 4,374	$ 4,309
Share-based compensation	5,475	6,078
Cost recoveries from associates	(538)	(716)
Employee benefits expense	$ 9,311	$ 9,671